 As filed with the Securities and Exchange Commission on May 18, 2020

Securities Act File No. 333-141111

Investment Company Act File No. 811-22025

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

______________

FORM N-1A

	Registration Statement Under The Securities Act Of 1933			☒

	Pre-Effective Amendment No.			☐
	Post-Effective Amendment No. 92			☒
and/or
	Registration Statement Under The Investment Company Act Of 1940			☒

	Amendment No. 93			☒
(Check appropriate box or boxes)
VOYA SEPARATE PORTFOLIOS TRUST
(Exact Name of Registrant Specified in Charter)
7337 E. Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258
(Address of Principal Executive Offices)
Registrant's Telephone Number, Including Area Code: (800) 992-0180
	Huey P. Falgout, Jr.		With copies to:
	Voya Investments, LLC		Elizabeth J. Reza
	7337 E. Doubletree Ranch Road, Suite 100	Ropes & Gray LLP
	Scottsdale, AZ 85258		Prudential Tower
	(Name and Address of Agent for Service)	800 Boylston Street
Boston, MA 02199-3600
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING
It is proposed that this filing will become effective (check appropriate box):
☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date), pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐This post-effective amendment designated a new effective date for a previously filed post- effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 92 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 92 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 18th day of May 2020.

VOYA SEPARATE PORTFOLIOS TRUST

By:	/s/ Paul A. Caldarelli
Paul A. Caldarelli
Assistant Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
	Chief Executive Officer	May 18, 2020
Michael Bell*
	Senior Vice President and	May 18, 2020
Chief/Principal Financial Officer
Todd Modic*
	Interested Trustee and President	May 18, 2020
Dina Santoro*
	Trustee	May 18, 2020
Colleen D. Baldwin*
	Trustee	May 18, 2020
John V. Boyer*
	Trustee	May 18, 2020
Patricia W. Chadwick*
	Trustee	May 18, 2020
Martin J. Gavin *
	Trustee	May 18, 2020
Joseph E. Obermeyer*
	Trustee	May 18, 2020
Sheryl K. Pressler*
	Trustee	May 18, 2020
Christopher P. Sullivan*

*By: /s/ Huey P. Falgout, Jr. Huey P. Falgout, Jr. Attorney-in-Fact**

**Powers of attorney for Michael Bell, Todd Modic and each Trustee were filed as attachments to Post-Effective Amendment No. 90 to the Registrant's Form N-1A Registration Statement on February 12, 2020 and are incorporated herein by reference.

EXHIBIT INDEX
Voya Separate Portfolios Trust

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase